Submission	Dec. 30, 2025
Submission [Line Items]
Central Index Key	0001781755
Registrant Name	Baldwin Insurance Group, Inc.
Registration File Number	333-275370
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A